Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - Cash and Cash Equivalents and Restricted Cash [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash on hand	$ 541,937	$ 472,641
Cash in bank	21,394,485	19,762,586
Subtotal	21,936,422	20,235,227
Restricted cash – current	27,642	100,764
Restricted cash – non-current	1,432,738	1,608,762
Subtotal	23,396,802	21,944,753
Cash at banks attributable to discontinued operations		28,642
Cash, cash equivalents, and restricted cash	$ 23,396,802	$ 21,973,395